Fair Value - Estimated Fair Values and Carrying Values of Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Loans at amortized cost		$ 0	$ 45,423
Level 1
Assets
Loans at amortized cost	$ 0	0	0
Liabilities
Line of credit			0
Level 1 | Convertible senior notes
Liabilities
Secured and unsecured debt	573,423	547,300	608,491
Level 1 | Secured debt
Liabilities
Secured and unsecured debt	0	0
Level 1 | Secured debt related to assets held for sale
Liabilities
Secured and unsecured debt	0	0	0
Level 1 | Secured and Unsecured Debt
Liabilities
Secured and unsecured debt		0	0
Level 1 | Securitization bonds payable
Liabilities
Secured and unsecured debt			0
Level 1 | Junior Subordinated Notes
Liabilities
Secured and unsecured debt	0	0	0
Level 2
Assets
Loans at amortized cost	0	0	0
Liabilities
Line of credit			50,000
Level 2 | Convertible senior notes
Liabilities
Secured and unsecured debt	13,095	13,095	13,979
Level 2 | Secured debt
Liabilities
Secured and unsecured debt	0	0
Level 2 | Secured debt related to assets held for sale
Liabilities
Secured and unsecured debt	0	0	0
Level 2 | Secured and Unsecured Debt
Liabilities
Secured and unsecured debt		0	0
Level 2 | Securitization bonds payable
Liabilities
Secured and unsecured debt			132,815
Level 2 | Junior Subordinated Notes
Liabilities
Secured and unsecured debt	0	0	0
Level 3
Assets
Loans at amortized cost	1,607,914	1,667,892	3,232,301
Liabilities
Line of credit			0
Level 3 | Convertible senior notes
Liabilities
Secured and unsecured debt	0	0	0
Level 3 | Secured debt
Liabilities
Secured and unsecured debt	8,031,251	8,141,497
Level 3 | Secured debt related to assets held for sale
Liabilities
Secured and unsecured debt	1,925,591	1,077,195	1,212,068
Level 3 | Secured and Unsecured Debt
Liabilities
Secured and unsecured debt		8,141,497	8,689,386
Level 3 | Securitization bonds payable
Liabilities
Secured and unsecured debt			169,908
Level 3 | Junior Subordinated Notes
Liabilities
Secured and unsecured debt	203,039	169,619	216,316
Fair Value
Assets
Loans at amortized cost	1,607,914	1,667,892	3,232,301
Liabilities
Line of credit			50,000
Fair Value | Convertible senior notes
Liabilities
Secured and unsecured debt	586,518	560,395	622,470
Fair Value | Secured debt
Liabilities
Secured and unsecured debt	8,031,251	8,141,497
Fair Value | Secured debt related to assets held for sale
Liabilities
Secured and unsecured debt	1,925,591	1,077,195	1,212,068
Fair Value | Secured and Unsecured Debt
Liabilities
Secured and unsecured debt		8,141,497	8,689,386
Fair Value | Securitization bonds payable
Liabilities
Secured and unsecured debt			302,723
Fair Value | Junior Subordinated Notes
Liabilities
Secured and unsecured debt	203,039	169,619	216,316
Carrying Value
Assets
Loans at amortized cost	1,596,673	1,659,217	3,178,339
Liabilities
Line of credit			50,000
Carrying Value | Convertible senior notes
Liabilities
Secured and unsecured debt	612,618	612,150	610,331
Carrying Value | Secured debt
Liabilities
Secured and unsecured debt	7,991,221	8,164,136
Carrying Value | Secured debt related to assets held for sale
Liabilities
Secured and unsecured debt	1,909,386	1,064,585
Carrying Value | Secured and Unsecured Debt
Liabilities
Secured and unsecured debt		8,164,136	8,620,717
Carrying Value | Securitization bonds payable
Liabilities
Secured and unsecured debt			303,709
Carrying Value | Junior Subordinated Notes
Liabilities
Secured and unsecured debt	$ 199,563	$ 199,086	$ 197,053